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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM 12b-25


                           NOTIFICATION OF LATE FILING


(Check One):  [ ] Form 10-K and Form 10-KSB    [ ] Form 20-F    [ ] Form 11-K

              [X] Form 10-Q and Form 10-QSB    [ ] Form N-SAR

  For Period Ended: June 30, 2003

         [ ] Transition Report on Form 10-K  [ ] Transition Report on Form 10-Q
         [ ] Transition Report on Form 20-F  [ ] Transition Report on Form N-SAR
         [ ] Transition Report on Form 11-K

         For the Transition Period Ended :________________________

         Read attached instruction sheet before preparing form. Please print or type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification related to a portion of the filing checked above, identify the item(s) to which the notification relates:


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                                     PART I
                             REGISTRANT INFORMATION


Full name of registrant:    Callisto Pharmaceuticals, Inc.


Former name if applicable:
                           -----------------------------------------------

Address of principal executive office (street and number):  420 Lexington
                                                            -------------
Avenue, Suite 601
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City, state and zip code:   New York, New York 10170

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                                     PART II
                             RULE 12b-25 (b) and (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

                  (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

[X]               (b)      The subject annual report, semi-annual report,
                           transition report on Form 10-K, 20-F, 11-K or Form
                           N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                  (c) The accountant's statement or other exhibit required by Rule 12b-25(c)has been attached if applicable.


                                    PART III
                                    NARRATIVE


         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

         The Company recently changed independent accountants and is unable to complete this filing on a timely basis without unreasonable effort and expense.

                                     PART IV
                                OTHER INFORMATION


         (1) Name and telephone number of person to contact in regard to this notification: Gary S. Jacob, Chief Executive Officer at
                                     -----------------------------------------
                  (732) 302-1111
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         (2)      Have all other periodic reports required under Section 13 or
                  15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
                  If the answer is no, identify report(s)
                                                               [X] Yes   [ ] No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                               [X] Yes   [ ] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.

         On April 30, 2003, pursuant to an Agreement and Plan of Merger dated March 10, 2003, as amended April 4, 2003, Callisto Pharmaceuticals, Inc. (formerly Webtronics, Inc.) merged in a stock for stock transaction through its acquisition subsidiaries with Callisto Research Labs, LLC (formerly Callisto Pharmaceuticals, Inc.) and Synergy Pharmaceuticals, Inc. In connection with this transaction Callisto Pharmaceuticals, Inc. became the registrant and the prior years comparative operating results will reflect those of Callisto Research Labs, LLC (formerly Callisto Pharmaceuticals, Inc.). In addition, Callisto Pharmaceuticals, Inc. will take a charge on its June 30, 2003 Statement of Operations of in-process research and development of approximately $6.6 million.




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                         Callisto Pharmaceuticals, Inc.
                         ------------------------------
                  (Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 15, 2003                       By: /s/ Gary S. Jacob
      ---------------                           -----------------
                                                Gary S. Jacob,
                                                Chief Executive Officer




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